REVENUE - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended		5 Months Ended		7 Months Ended	12 Months Ended
	Jul. 31, 2024	Aug. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Net revenue			$ 92,373	$ 92,373	$ 73,760	$ 273,868	$ 218,138
D&O Insurance | Note Payable
Disaggregation of Revenue [Line Items]
Monthly principal and interest payments	$ 200	$ 200
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue			$ 90,385	90,385	70,729	269,369	213,116
UNITED STATES | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue				54,300	43,800	$ 192,600	$ 145,300
CHINA | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue				$ 17,000
VIET NAM | Net product sales
Disaggregation of Revenue [Line Items]
Net revenue					$ 14,900
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer One
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				29.00%	44.00%	18.00%	28.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Two
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				18.00%	20.00%	17.00%	20.00%
Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Customer Three
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				16.00%		10.00%
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk | UNITED STATES
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				10.00%	10.00%	10.00%